Apr. 30, 2025
Stratified LargeCap Hedged ETF
Stratified LargeCap Hedged ETF
Investment Objective
The Stratified LargeCap Hedged ETF (the “Fund”) seeks to obtain capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stratified LargeCap Hedged ETF Stratified LargeCap Hedged ETF
Management Fee	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.45%	[1],[2]
Total Annual Fund Operating Expenses	1.40%	[2],[3]
Fee Waiver/Expense Reimbursement	(0.45%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[2]
[1]	The Acquired Fund Fees and Expenses in this fee table is an estimate.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[4]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its management fee to 0.50% of average daily net assets at least through April 30, 2026, provided that the agreement may be terminated by the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) for any reason at any time and by the Adviser for any reason and upon sixty days’ prior notice to the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Stratified LargeCap Hedged ETF | Stratified LargeCap Hedged ETF | USD ($)	97	399	723	1,641

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. The Fund is the successor to the Syntax Stratified U.S. Total Market Hedged ETF, a series of Syntax ETF Trust, (the “Predecessor Fund”), which reorganized into the Fund on September 27, 2024. Accordingly, the portfolio turnover rate set forth below represents a blended portfolio turnover rate of both the Predecessor Fund and the Fund. For the fiscal year ended December 31, 2024, the Fund’s blended portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in a portfolio of equity securities, including common stocks and/or ETFs, that tracks a benchmark index (the “Syntax Stratified LargeCap Index” (the “Index”)) while also employing risk management strategies to limit downside risk and generate additional returns. The Index utilizes all of the same constituents as the S&P 500 Index but weights them according to Syntax LLC’s (“Syntax” or the “Index Provider”) proprietary Stratified WeightTM methodology. The Fund may obtain investment exposure to the Index by investing in one or more ETFs designed to track the performance of the Index. The ETFs in which the Fund invests seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, are constituents of the S&P 500 Index. When applying this 80% investment policy, the Fund will count direct investments in equity securities of large capitalization companies and investments in ETFs that provide exposure to large capitalization companies.

Syntax’s Stratified-WeightTM is the weighting methodology by which Syntax diversifies an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed by Syntax to seek to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices.

To achieve a stratified weight exposure, the Index reclassifies the constituents of the underlying index according to their “Related Business Risks” by following the Syntax FIS Sector Taxonomy (“SFST”) to determine industry classification, which utilizes Syntax’s proprietary Functional Information System (FIS®) technology to capture the attributes of a company's business models and its underlying product lines. SFST presents classification as a series of descending tiers (i.e. by Sector, Sub-Sector, Industry, Sub-Industry, and Business Activities and Individual Product Lines). Each of the eight primary Sectors of the Index (Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare) has a target starting weight at each rebalance of one eighth of the index, or 12.5%.

Each descending level of the SFST tiers then equally divides its allocated weight across each group within that tier (e.g., equally across each Sub-Sector within a Sector, or equally across each Industry within a Sub-Sector), and this process is repeated until the bottom level tier is reached and the assigned weight is divided equally across all the constituents of the final group in that tier. Because each descending tier may have a different number of groups and final constituent securities, the resulting constituent weights may differ significantly from an equally-weighted index.

The Fund may gain exposure to the Index through investments in the equity securities comprising the Index or through investments in ETFs that seek to track the performance of the Index. To the extent that the Fund derives exposure to the Index through direct investments in the Index’s constituents, Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest the Fund’s equity portfolio in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index and given the number of constituents of the Index.

To the extent that the Fund derives exposure to the Index through investments in an ETF that seeks to track the Index, the Fund will invest significantly in the Stratified LargeCap Index ETF (“SSPY”). SSPY seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Index. The Adviser to the Fund also serves as the investment adviser to SSPY. Under normal market conditions, SSPY invests at least 80% of its total assets in the securities comprising the Index. From time to time, SSPY may invest in and hold securities that are not included in the Index when the investment adviser believes such securities will help SSPY to achieve its investment objective. SSPY may invest up to 20% of its assets in investments that are not included in the Index, but that the investment adviser believes will help SSPY track the performance of the Index. Additional information regarding SSPY, including its prospectus and most recent annual report, is available without charge by visiting www.stratifiedfunds.com/sspy.

In addition to its equity holdings, the Fund will also use option spread strategies in an effort to manage the risk of the Fund’s equity holdings to negative market movements and to obtain option premiums to offset the cost of the options. The Fund may protect against large losses by hedging the Fund’s equity exposure through purchases of protective put option spreads on indices or funds. An option spread is a strategy where the Fund holds a long option and a short option, but with different prices or expirations. The Fund’s option spreads will include put and call option spreads on equity market indices, futures options on equity market indices, or funds. These strategies may be used to seek additional cash flow in the form of premiums from options sold by the Fund, contributing to the Fund’s total return, or when the Adviser believes there is the potential for higher risk of loss in equity markets. In exchange for this income, the Fund’s total return may be reduced relative to a portfolio consisting solely of equity securities in rising markets and may be enhanced relative to the same portfolio in flat or declining markets. The market value of the option strategy may be up to 20% of the Fund’s overall net asset value.

Principal Risks
Performance Information

The Fund is the successor to the Syntax Stratified U.S. Total Market Hedged ETF, a series of Syntax ETF Trust (the “Predecessor Fund”), pursuant to a reorganization that took place after the close of business on September 27, 2024. The performance information provided for the periods on or prior to September 27, 2024, is historical information for the Predecessor Fund. The Fund’s investment objective, investment strategy, and investment policies have changed relative to the Predecessor Fund and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance. Performance may be higher or lower in the future. Updated performance information is available at www.stratifiedfunds.com/shus.

Annual Total Returns as of 12/31

*	The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of March 31, 2025 was -0.24%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	7.98%	Q4/2023
Lowest Return	-5.88%	Q2/2022

Average Annual Total Returns for the Periods Ended December 31, 2024
Average Annual Returns - Stratified LargeCap Hedged ETF	Label	1 Year [1]	Since Inception [1]	Inception Date [1]
Stratified LargeCap Hedged ETF	Return Before Taxes	4.93%	3.05%	Jun. 15, 2021
Stratified LargeCap Hedged ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	4.87%	2.43%	Jun. 15, 2021
Stratified LargeCap Hedged ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	2.96%	2.10%	Jun. 15, 2021
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	11.30%	Jun. 15, 2021
[1]	Performance from June 15, 2021 to September 27, 2024 is that of the Predecessor Fund.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.